Stock-Based Compensation - Valuation of Stock Options - the 2021 Plan and 2024 EIP (Details) - 2021 Plan and 2024 EIP - Stock options	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Stock-Based Compensation
Minimum Volatility (%)	103.65%	97.65%
Maximum Volatility (%)	109.78%	102.54%
Minimum Risk-free interest rate (%)	3.47%	3.66%
Maximum Risk-free interest rate (%)	4.48%	4.77%
Dividend yield (%)	0.00%	0.00%
Minimum
Stock-Based Compensation
Expected term (in years)	5 years 9 months 18 days	5 years 9 months 18 days
Maximum
Stock-Based Compensation
Expected term (in years)	6 years 1 month 6 days	6 years 7 months 6 days